Incentive Units Fair Value of Incentive Units (Detail) (Incentive Units)	0 Months Ended
	Jan. 29, 2014 Rice Holdings 1/29/2014	Apr. 14, 2014 Rice Holdings 4/14/2014	Apr. 16, 2014 Rice Holdings 4/16/2014	Sep. 30, 2014 NGP Holdings 6/30/2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend Yield	0.00%	0.00%	0.00%	0.00%
Expected Volatility	47.00%	45.19%	44.32%	40.20%
Risk-Free Rate	1.11%	1.13%	1.18%	0.58%
Expected Life (Years)	4 years	3 years 9 months 18 days	3 years 9 months 18 days	2 years